TRADE RECEIVABLES - Schedule of Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 300,109	$ 196,020
30
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.59%	0.80%
31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	1.20%	2.00%
61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	2.66%	3.50%
91-120
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	8.20%	7.80%
121-180
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	31.50%	20.30%
> 180
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		79.50%
181 - 365
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	67.63%
> 365
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%
Risk clients
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 306,286	$ 201,775
Cost | 30
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	24,028	27,787
Cost | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	12,458	3,982
Cost | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	5,168	1,159
Cost | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	1,695	191
Cost | 121-180
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	2,642	534
Cost | > 180
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		2,635
Cost | 181 - 365
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	920
Cost | > 365
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	702
Cost | Risk clients
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	3,452
Cost | Total
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	51,065	36,288
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	6,177	5,755
Allowance for doubtful accounts | 30
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	142	222
Allowance for doubtful accounts | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	150	80
Allowance for doubtful accounts | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	138	41
Allowance for doubtful accounts | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	139	15
Allowance for doubtful accounts | 121-180
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	832	108
Allowance for doubtful accounts | > 180
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		2,095
Allowance for doubtful accounts | 181 - 365
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	622
Allowance for doubtful accounts | > 365
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	702
Allowance for doubtful accounts | Risk clients
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	3,452
Allowance for doubtful accounts | Total
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 6,177	$ 2,561